Group income statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Consolidated operations
Consolidated sales revenue		$ 19,914	$ 19,319
Net operating costs (excluding items shown separately)		(13,472)	(12,652)
Impairment charges	[1]	(123)	(357)
Net gains/(losses) on consolidation and disposal of interests in businesses	[2]	176	(13)
Exploration and evaluation costs		(232)	(175)
Profit relating to interests in undeveloped projects	[3]	195	1
Operating profit		6,458	6,123
Share of profit after tax of equity accounted units		326	40
Profit before finance items and taxation		6,784	6,163
Finance items
Net exchange gains/(losses) on external debt and intragroup balances		385	(455)
Net losses on derivatives not qualifying for hedge accounting		(14)	(7)
Finance income		100	68
Finance costs	[4]	(332)	(595)
Amortisation of discount		(191)	(218)
Net finance income (expense)		(52)	(1,207)
Profit before taxation		6,732	4,956
Taxation		(2,233)	(1,669)
Profit for the period		4,499	3,287
- attributable to owners of Rio Tinto		4,380	3,305
- attributable to non-controlling interests (profit/(loss))		$ 119	$ (18)
Basic earnings per share	[5]	$ 2.516	$ 1.840
Diluted earnings per share	[5]	$ 2.499	$ 1.827

[1]	On 26 February 2018, Rio Tinto received a binding offer from Hydro of US$345 million, subject to final adjustments, to acquire Rio Tinto’s ISAL smelter in Iceland, its 53.3 per cent share in the Aluchemie anode plant in the Netherlands and its 50 per cent share in the Aluminium fluoride plant in Sweden. The expected proceeds are lower than the previous carrying value of these assets, therefore a pre-tax impairment charge of US$123 million was recognised on reclassification of these assets to assets held for sale. Following a reassessment of planned exploration spend in the six months ended 30 June 2017, substantive expenditure to evaluate the Roughrider deposit in Canada was neither budgeted nor planned. These circumstances were identified as an impairment indicator under IFRS 6 and the recoverable amount for the evaluation and exploration assets was determined to be US$nil due to the significant uncertainty over whether commercially viable quantities of mineral resources could be identified at a future date. Accordingly an impairment charge of US$357 million was recorded in 2017 to fully write-off the mineral interests recognised on acquisition.
[2]	On 10 May 2018, Rio Tinto and Alcoa announced they had launched a new Joint Venture, Elysis, to develop and commercialise a carbon-free aluminium smelting process. Rio Tinto’s interest in the joint venture has been accounted for using the equity method. The patents contributed and intellectual property licenced to the arrangement by Rio Tinto had no carrying value, and therefore a gain has been recognised for the fair value uplift on formation of the arrangement. This gain represents the proportion contributed by outside shareholders, resulting in a pre-tax gain of US$171 million (US$141 million after tax).
[3]	On 1 June 2018, a pre-tax gain of US$195 million (US$135 million after tax) was recognised on the sale of the Group’s interest in the Winchester South coal development project.
[4]	Finance costs in the income statement include hedging adjustments and are net of amounts capitalised of US$141 million (30 June 2017: US$93 million). Rio Tinto completed a bond buy-back programme in April 2018 for US$1.9 billion (nominal value). The early redemption of these bonds accelerated the recognition of future interest payments associated with them. Included in finance costs in the six months ended 30 June 2018 is a net charge of US$94 million attributable to early redemption of these bonds. Rio Tinto completed a bond buy-back programme in June 2017 for US$2.5 billion (nominal value). The early redemption of these bonds accelerated the recognition of future interest payments associated with them. Included in finance costs in the six months ended 30 June 2017 is a net charge of US$256 million attributable to early redemption of these bonds.
[5]	For the purpose of calculating basic earnings per share, the weighted average number of Rio Tinto plc and Rio Tinto Limited shares outstanding during the period was 1,740.9 million (30 June 2017: 1,796.3 million), being the average number of Rio Tinto plc shares outstanding of 1,328.9 million (30 June 2017: 1,372.6 million), plus the average number of Rio Tinto Limited shares outstanding of 412.0 million (30 June 2017: 423.7 million). The profit figures used in the calculation of basic and diluted earnings per share are the profits attributable to owners of Rio Tinto. For the purpose of calculating diluted earnings per share, the effect of dilutive securities is added to the weighted average number of shares. This effect is calculated under the treasury stock method.